Deferred Charges, Net and Other Long-Term Investments (Predecessor) (Tables)	6 Months Ended
Jun. 30, 2022
United Maritime Predecessor [Member]
Deferred Charges, Net and Other Long-Term Investments [Abstract]
Deferred Charges, Net and Other Long-Term Investments
Deferred charges and other long-term investments, non-current, include dry-dock charges and investment on equipment not yet installed to vessels. The amounts in the accompanying balance sheets are analyzed as follows:

Deferred charges
Balance December 31, 2020	399,681
Additions	72,318
Amortization	(316,450)
Balance December 31, 2021	155,549
Additions	3,221,998
Amortization	(239,743)
Transferred to Vessels, Net	(72,318)
Balance June 30, 2022	3,065,486